Financial Assets - Other current financial assets (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€) shares
Financial Assets
Acquisition of Capital	90
Number of instruments or interests issued or issuable	1,766,000,000
Increase in other current financial asset | €	€ 1,717
Grifols Diagnostics Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Financial Assets
Minority shareholder interest	45.00%